ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SHORT-TERM INCOME FUND
Unaudited		August 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 24.1%
Aerospace & Defense 0.6%
Boeing Capital, 7.375%, 9/27/10 (1)	2,400	2,563
General Dynamics, 4.50%, 8/15/10	2,200	2,162
Northrop Grumman, 7.125%, 2/15/11	1,550	1,642
		6,367
Airlines 0.6%
Southwest Airlines, 6.50%, 3/1/12	6,000	6,198
		6,198
Automotive 0.9%
American Honda Finance, 3.85%, 11/6/08 (2)	2,750	2,717
DaimlerChrysler, VR, 5.79%, 3/13/09	2,000	1,989
DaimlerChrysler, VR, 5.81%, 8/3/09	1,290	1,288
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (2)	845	834
Toyota Motor Credit, 5.45%, 5/18/11	3,500	3,536
		10,364
Banking 4.3%
American Express Centurion Bank, 4.375%, 7/30/09	2,100	2,076
Bank of America, 4.25%, 10/1/10	1,000	972
Bank of America, 4.50%, 8/1/10	1,375	1,351
Bank of New York, 5.41%, 5/15/09	2,400	2,417
Barclays, 7.40%, 12/15/09	2,750	2,886
BB&T, 6.50%, 8/1/11	3,500	3,653
Capital One Bank, 5.00%, 6/15/09 (1)	1,375	1,373
Capital One Bank, 5.75%, 9/15/10	1,000	1,008
Citigroup, 3.625%, 2/9/09	1,820	1,778
HSBC USA, 6.625%, 3/1/09	1,500	1,529
Islandsbanki, VR, 5.52%, 10/15/08 (2)	1,445	1,444
JPMorgan, 6.25%, 1/15/09	3,500	3,547
Key Bank, 4.412%, 3/18/08	385	382
Keycorp, 4.70%, 5/21/09	320	317
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	765	755
Marshall & Ilsley Bank, 3.80%, 2/8/08	1,265	1,254
Marshall & Ilsley Bank, 4.125%, 9/4/07	330	330
Marshall & Ilsley Bank, 5.15%, 2/22/12	2,300	2,273
Nationwide Building Society, 4.00%, 1/15/09 (2)	3,500	3,465
PNC Funding, 4.50%, 3/10/10 (1)	1,500	1,475
SunTrust Banks, 7.75%, 5/1/10	3,000	3,182
U.S. Bancorp, 4.50%, 7/29/10 (1)	3,500	3,441
Wachovia, 3.625%, 2/17/09	1,250	1,222
Wells Fargo, 4.20%, 1/15/10	2,710	2,654
Wells Fargo, 4.875%, 1/12/11	1,000	990
World Savings Bank, 4.125%, 12/15/09	2,070	2,032
		47,806
Beverages 0.3%
Miller Brewing, 4.25%, 8/15/08 (2)	1,000	990
SABMiller, 6.20%, 7/1/11 (2)	2,400	2,486
		3,476
Broadcasting 0.1%
Viacom, 5.75%, 4/30/11	1,430	1,440
		1,440
Building & Real Estate 0.2%
Centex, 4.55%, 11/1/10	1,245	1,145
D.R. Horton, 4.875%, 1/15/10	520	488
Pulte Homes, 4.875%, 7/15/09	1,020	963
		2,596
Building Products 0.2%
CRH America, 5.30%, 10/15/13	1,965	1,924
		1,924
Cable Operators 0.7%
Comcast Cable Communications, 6.75%, 1/30/11	3,000	3,113
Time Warner Cable, 5.40%, 7/2/12 (2)	5,000	4,959
		8,072
Chemicals 0.3%
Lubrizol, 4.625%, 10/1/09	3,700	3,643
Lubrizol, 5.875%, 12/1/08	30	30
		3,673
Computer Service & Software 0.7%
IBM, 3.80%, 2/1/08	1,305	1,295
IBM, 4.25%, 9/15/09 (1)	2,000	1,970
Oracle, 5.00%, 1/15/11	4,120	4,093
		7,358
Conglomerates 0.3%
GE Capital, 3.25%, 6/15/09	1,000	969
United Technologies, 4.375%, 5/1/10 (1)	2,750	2,707
		3,676
Consumer Products 0.2%
Fortune Brands, 5.125%, 1/15/11	1,500	1,466
Whirlpool, 6.125%, 6/15/11	755	770
		2,236
Drugs 0.2%
Genentech, 4.40%, 7/15/10	1,890	1,860
		1,860
Energy 0.2%
Premcor Refining Group, 6.75%, 2/1/11	1,595	1,669
		1,669
Entertainment & Leisure 0.2%
Walt Disney, 5.70%, 7/15/11	2,500	2,546
		2,546
Exploration & Production 0.2%
EnCana, 4.60%, 8/15/09	1,860	1,846
		1,846
Financial 1.3%
American Express, 5.25%, 9/12/11 (1)	1,750	1,746
CIT Group, 5.50%, 11/30/07	460	457
CIT Group, VR, 5.708%, 8/15/08	805	784
Countrywide Financial, 4.50%, 6/15/10 (1)	2,000	1,750
Countrywide Home Loans, 4.125%, 9/15/09	2,070	1,863
International Lease Finance, 3.50%, 4/1/09	1,500	1,456
National Rural Utilities, 3.875%, 2/15/08	1,420	1,408
National Rural Utilities, 5.75%, 8/28/09	1,500	1,518
SLM Corporation, 4.00%, 1/15/10	1,500	1,397
SLM Corporation, VR, 3.82%, 4/1/09	1,535	1,450
		13,829
Food Processing 0.7%
Bunge Limited Finance, 4.375%, 12/15/08	2,790	2,752
General Mills, 3.875%, 11/30/07	1,120	1,115
General Mills, 6.378%, 10/15/08	3,000	2,957
McCormick & Co., 3.35%, 4/15/09	765	745
McCormick & Co., 5.80%, 7/15/11	520	529
		8,098
Gaming 0.1%
Harrah's Operating, 5.50%, 7/1/10	1,655	1,558
		1,558
Gas & Gas Transmission 0.7%
Duke Capital, 7.50%, 10/1/09	1,920	2,014
Enterprise Products Operations, 4.00%, 10/15/07	1,175	1,172
Enterprise Products Operations, 4.95%, 6/1/10	2,600	2,587
Kinder Morgan, 6.50%, 9/1/12	1,875	1,833
		7,606
Health Care 0.4%
Medtronic, 4.375%, 9/15/10	1,800	1,768
WellPoint, 5.00%, 1/15/11	2,900	2,877
		4,645
Information Technology 0.5%
Hewlett-Packard, 5.25%, 3/1/12	3,000	3,019
National Semiconductor, 6.15%, 6/15/12	2,325	2,372
		5,391
Insurance 0.7%
New York Life Global Funding, 4.625%, 8/16/10 (2)	4,000	3,965
Principal Life Income Funding, 5.20%, 11/15/10	2,035	2,031
Prudential Financial, 3.75%, 5/1/08	1,600	1,580
Travelers Property Casualty, 3.75%, 3/15/08	270	267
		7,843
Investment Dealers 1.1%
Credit Suisse First Boston, 3.875%, 1/15/09	1,950	1,915
Credit Suisse First Boston, 4.875%, 8/15/10	1,500	1,485
Lehman Brothers, 3.95%, 11/10/09 (1)	1,500	1,446
Lehman Brothers, 4.25%, 1/27/10 (1)	2,750	2,656
Merrill Lynch, 4.79%, 8/4/10	1,000	985
Merrill Lynch, VR, 3.851%, 3/2/09	1,075	1,037
Morgan Stanley, 4.00%, 1/15/10	2,750	2,674
		12,198
Manufacturing 0.5%
3M Company, 5.128%, 11/6/09 (1)	925	932
Caterpillar Financial Services, 4.15%, 1/15/10	1,250	1,222
Caterpillar Financial Services, 4.35%, 3/4/09 (1)	1,300	1,283
Caterpillar Financial Services, 4.50%, 9/1/08	1,000	991
John Deere Capital, 3.90%, 1/15/08	1,215	1,207
		5,635
Media & Communications 0.4%
Cox Enterprises, 4.375%, 5/1/08 (2)	945	937
News America Holdings, 7.375%, 10/17/08	1,890	1,928
Time Warner Entertainment, 7.25%, 9/1/08	945	954
		3,819
Metals 0.2%
Alcoa, 7.375%, 8/1/10	1,500	1,587
		1,587
Metals & Mining 0.0%
Rio Tinto, 2.625%, 9/30/08	485	471
		471
Petroleum 0.9%
Amerada Hess, 7.375%, 10/1/09	545	569
BP Canada Finance B.V., 3.375%, 10/31/07	415	413
Conoco Phillips Canada Funding, 5.30%, 4/15/12 (1)	2,645	2,656
Devon Financing, 6.875%, 9/30/11	4,765	5,035
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (2)	1,075	1,096
		9,769
Publishing 0.3%
Dun & Bradstreet, 5.50%, 3/15/11	2,700	2,728
		2,728
Railroads 0.6%
CSX, 6.75%, 3/15/11 (1)	2,000	2,075
Norfolk Southern, 6.00%, 4/30/08	2,750	2,753
Union Pacific, 5.75%, 10/15/07	615	615
Union Pacific, 6.65%, 1/15/11	1,500	1,557
		7,000
Real Estate Investment Trusts 0.4%
AvalonBay Communities, 6.625%, 9/15/11	1,440	1,503
Simon Property Group, 4.60%, 6/15/10	2,565	2,506
Vornado Realty, 4.50%, 8/15/09	555	544
		4,553
Retail 0.8%
CVS, 4.00%, 9/15/09	2,000	1,958
J.C. Penney, 8.00%, 3/1/10	2,000	2,120
Target, 5.375%, 6/15/09	1,000	1,005
Target, 7.50%, 8/15/10	1,700	1,814
Wal-Mart Stores, 6.875%, 8/10/09	2,000	2,064
		8,961
Specialty Retailers 0.2%
Home Depot, 3.75%, 9/15/09	810	778
Home Depot, 5.20%, 3/1/11	1,925	1,897
		2,675
Supermarkets 0.0%
Safeway, 4.125%, 11/1/08	445	437
		437
Telephones 1.0%
AT&T, 5.30%, 11/15/10	3,000	3,004
AT&T, VR, 5.785%, 11/14/08	720	720
BellSouth, VR, 5.683%, 11/15/07	1,300	1,299
Deutsche Telekom International Finance, 3.875%, 7/22/08	1,115	1,100
France Telecom, STEP, 7.75%, 3/1/11	1,515	1,621
Telecom Italia Capital, 4.00%, 1/15/10	790	763
Telefonos de Mexico, 4.50%, 11/19/08	850	842
Verizon Global Funding, 7.25%, 12/1/10	1,765	1,862
		11,211
Transportation 0.4%
Federal Express, 3.50%, 4/1/09	2,100	2,051
Federal Express, 5.50%, 8/15/09	1,910	1,924
		3,975
Transportation Services 0.5%
ERAC USA Finance Company, 7.95%, 12/15/09 (2)	1,585	1,669
GATX, 5.50%, 2/15/12	4,130	4,114
		5,783
Utilities 1.7%
Alabama Power, 3.50%, 11/15/07	1,075	1,070
Appalachian Power, 5.65%, 8/15/12	3,000	3,018
CE Electric UK Funding, 6.995%, 12/30/07 (2)	365	365
CenterPoint Energy, 5.875%, 6/1/08	1,765	1,769
Dominion Resources, 4.125%, 2/15/08	460	456
Duke Energy, 5.375%, 1/1/09	2,000	2,007
Niagara Mohawk Power, 7.75%, 10/1/08	340	347
NiSource Finance, VR, 6.064%, 11/23/09	1,000	1,000
Pacific Gas & Electric, 3.60%, 3/1/09	4,750	4,652
Sempra Energy, 7.95%, 3/1/10 (1)	2,300	2,421
Wisconsin Electric Power, 3.50%, 12/1/07	865	860
WPD Holdings UK, 6.875%, 12/15/07 (2)	415	415
		18,380
Wireless Communications 0.3%
Sprint Capital, 7.625%, 1/30/11	1,845	1,956
Sprint Nextel, VR, 5.76%, 6/28/10	1,550	1,541
		3,497
Wireline Communications 0.2%
Telefonica Emisiones, 5.984%, 6/20/11	2,010	2,037
		2,037

Total Corporate Bonds (Cost $268,006)		266,793

ASSET-BACKED SECURITIES 11.6%

Auto Backed 4.8%

AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,040	1,041

Bank of America Securitized Trust
Series 2005-WF1, Class A4
4.08%, 4/18/10	3,555	3,527

Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	1,890	1,879

Capital Auto Receivables Asset Trust
Series 2004-1, Class A4
2.64%, 11/17/08	576	576

Capital Auto Receivables Asset Trust
Series 2004-1, Class CTFS
2.84%, 9/15/10	1,075	1,074

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	435	434

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
5.721%, 3/20/10 (2)	1,650	1,652

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (2)	230	231
Honda Auto Receivables Owner Trust
Series 2007-1, Class A3
5.13%, 3/18/11	6,000	5,991

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	1,216	1,228

Hyundai Auto Receivables Trust
Series 2004-A, Class A4
3.54%, 8/15/11	280	276

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	4,885	4,916

JPMorgan Auto Receivables Trust
Series 2007-A, Class A4
5.19%, 2/15/14 (2)	2,950	2,956

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	1,008	1,000

Nissan Auto Receivables Owner Trust
Series 2004-A, Class A4
2.76%, 7/15/09	1,269	1,252

Nissan Auto Receivables Owner Trust
Series 2007-A, Class A3
5.10%, 11/15/10	2,000	2,009

Onyx Acceptance Grantor Trust
Series 2004-B, Class A4
3.89%, 2/15/11	193	191

Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	3,514	3,444

Triad Auto Receivables Owner Trust
Series 2004-A, Class A4
2.50%, 9/13/10	254	249

Triad Auto Receivables Owner Trust
Series 2006-B, Class A2
5.36%, 11/12/09	30	29

Triad Auto Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	863	865
USAA Auto Owner Trust
Series 2005-2, Class A4
4.17%, 2/15/11	1,748	1,718

USAA Auto Owner Trust
Series 2005-3, Class A3
4.55%, 2/16/10	206	205

Volkswagen Auto Lease Trust
Series 2005-A, Class A4
3.94%, 10/20/10	19	18

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	1,290	1,298

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	1,275	1,265

Volkswagen Auto Loan Enhanced Trust
Series 2007-1, Class A3
5.20%, 1/20/10	2,950	2,953

Wachovia Auto Owner Trust
Series 2006-A, Class A4
5.38%, 3/20/13	1,208	1,228

Wachovia Auto Owner Trust
Series 2007-1, Class A3A
5.29%, 4/20/12	5,125	5,134

WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	112	109

WFS Financial Owner Trust
Series 2005-1, Class A4
3.87%, 8/17/12	3,950	3,864

World Omni Auto Receivables Trust
Series 2005-A, Class A4
3.82%, 11/12/11	280	275

		52,887
Credit Card Backed 3.4%

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.901%, 6/16/14	3,470	3,399

Bank One Issuance Trust
Series 2004-A6, Class A6
3.94%, 4/16/12	280	274

Cabela's Credit Card Master Trust
Series 2005-1, Class A-1
4.97%, 10/15/13	755	753

Capital One Multi-Asset Executive Trust
Series 2005-A2, Class A2
4.05%, 2/15/11	280	277

Capital One Multi-Asset Executive Trust
Series 2007-C2, Class C2, VR
5.911%, 11/17/14	4,550	4,467

Capital One Multi-Asset Executive Trust
Series 2007-C3, Class C3, VR
5.901%, 4/15/13	1,895	1,899

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	5,000	5,048

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
5.911%, 6/15/13	2,775	2,730

Household Affinity Credit Card
Series 2003-1, Class A, VR
5.731%, 2/15/10	769	769

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	10,000	9,757

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
5.901%, 10/15/13	3,025	2,949
Nordstrom Private Label Credit Card Master Trust
Series 2007-1A, Class A
4.92%, 5/15/13 (2)	4,850	4,808

		37,130

Equipment Lease Heavy Duty 1.0%

CNH Equipment Trust
Series 2003-B, Class A4B
3.38%, 2/15/11	1,224	1,219

CNH Equipment Trust
Series 2007-A, Class A3
4.98%, 10/15/10	4,000	4,008

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	570	564

John Deere Owner Trust
Series 2006-A, Class A4
5.39%, 6/17/13	1,284	1,297

John Deere Owner Trust
Series 2007-A, Class A3
5.05%, 7/15/11	4,500	4,486

		11,574

Equipment Lease Small 0.0%

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (2)	20	20

		20

Home Equity Loans Backed 0.3%

BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	629	628

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
6.245%, 10/25/32	127	127
Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	2,131	2,020

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	348	334

Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6
7.25%, 2/25/15	50	50

		3,159

Motorcycles 0.1%

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	573	563

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	703	690

		1,253

Other Asset-Backed Securities 1.0%

FPL Recovery Funding
Series 2007-A, Class A2
5.044%, 8/1/15	9,900	10,014

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (2)	479	479

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (2)	530	539

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (2)	131	128

		11,160
Stranded Asset 1.0%

CenterPoint Energy Transition Bond
Series 2005-A, Class A2
4.97%, 8/1/14	255	254

PECO Energy Transition Trust
Series 2000-A, Class A4
7.65%, 3/1/10	5,000	5,282

PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	1,719	1,740

PSE&G Transition Funding
Series 2001-1, Class A5
6.45%, 3/15/13	3,950	4,127

		11,403

Total Asset-Backed Securities (Cost $128,541)		128,586

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.0%

Commercial Mortgage Backed Securities 7.4%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	594	577

Banc of America Commercial Mortgage
Series 2004-6, Class A1, CMO
3.801%, 12/10/42	23	23

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	715	719

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO
3.688%, 11/11/41	24	24

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/11/42	1,737	1,715
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	1,041	1,046

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	27	26

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	2,976	2,960

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A1, CMO
4.771%, 9/15/39	1,063	1,051

Credit Suisse Mortgage Capital Certification
Series 2007-C1, Class A1, CMO
5.227%, 2/15/40	3,974	3,963

Credit Suisse Mortgage Capital Certification
Series 2007-C4, Class A1, CMO
5.54%, 9/15/39	3,780	3,784

CS First Boston Mortgage Securities
Series 2004-C2, Class A1, CMO
3.819%, 5/15/36	4,386	4,206

CS First Boston Mortgage Securities
Series 2005-C5, Class A2, CMO, VR
5.10%, 8/15/38	5,000	4,933

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	857	880

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	531	529

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	112	111

Greenwich Capital Commercial Funding
Series 2004-GGIA, Class A3, CMO
4.344%, 6/10/36	2,200	2,173

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	2,560	2,508
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A1, CMO
5.233%, 3/10/39	4,254	4,245

JPMorgan Chase Commercial Mortgage
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	2,365	2,390

JPMorgan Chase Commercial Mortgage
Series 2002-C3, Class A1, CMO
4.20%, 7/12/35	4,794	4,691

JPMorgan Chase Commercial Mortgage
Series 2005-LDP4, Class A1, CMO
4.613%, 10/15/42	164	163

JPMorgan Chase Commercial Mortgage
Series 2006-CB17, Class A1, CMO, VR
5.279%, 12/12/43	2,191	2,190

JPMorgan Chase Commercial Mortgage
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	2,501	2,493

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	711	702

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	3,875	3,764

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	4,075	4,028

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	3,227	3,213

Morgan Stanley Capital I
Series 2006-T23, Class A1, CMO
5.682%, 8/12/41	1,150	1,160

Morgan Stanley Capital I
Series 2007-T27, Class A1, CMO
5.606%, 6/11/42	10,470	10,556

Morgan Stanley Capital I
Series 2007-T27, Class A2, CMO
5.804%, 6/11/42	6,000	6,043
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	236	236

Morgan Stanley Dean Witter Capital
Series 2003-HQ2, Class A1, CMO
4.18%, 3/12/35	4,943	4,760

		81,862

Whole Loans Backed 0.6%

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.103%, 2/25/34	440	431

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.741%, 9/25/34	979	966

Washington Mutual Alternative Mortgage
Series 2005-4, Class CB1, CMO, ARM
5.50%, 6/25/35	53	53

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	427	415

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.939%, 3/25/35	533	524

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.027%, 9/25/36	2,796	2,805

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.67%, 10/25/36	1,763	1,753

		6,947

Total Non-U.S. Government Mortgage-Backed Securities (Cost $88,665)		88,809
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 25.2%
U.S. Government Agency Obligations 24.8% (3)
Federal Home Loan Mortgage
4.50%, 10/1/07	301	301
5.00%, 10/1/18 - 11/1/18	2,254	2,208
5.50%, 12/1/17	736	734
6.00%, 11/1/11 - 8/1/22	9,785	9,889
11.25%, 10/1/09	—	—
12.50%, 11/1/09	1	1
Federal Home Loan Mortgage, ARM
4.20%, 2/1/33	22	22
4.645%, 7/1/35	2,708	2,661
4.703%, 2/1/35	4,311	4,266
4.807%, 11/1/34	535	527
5.048%, 10/1/33	12	12
5.049%, 11/1/35	299	296
5.133%, 1/1/36	2,337	2,327
5.346%, 2/1/37	4,727	4,675
5.359%, 4/1/37	10,727	10,587
5.388%, 1/1/36	141	139
5.401%, 2/1/37	1,285	1,274
5.462%, 2/1/37	3,899	3,877
5.839%, 2/1/34	45	46
5.931%, 2/1/37	3,824	3,850
5.953%, 1/1/37	846	850
5.984%, 12/1/36	2,776	2,753
6.012%, 11/1/36	1,423	1,408
6.045%, 10/1/36	2,231	2,246
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	520	518
4.25%, 12/15/21	4,155	4,061
5.00%, 4/15/17 - 1/15/28	19,949	19,875
5.50%, 8/15/13	3,890	3,902
5.75%, 7/15/11	5,000	5,078
6.00%, 9/15/13 - 1/15/30	12,149	12,355
6.50%, 11/15/20 - 8/15/30	2,169	2,213
Federal Home Loan Mortgage, VR, 6.28%, 10/27/31	17	17
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	19,563	18,810
5.00%, 1/1/09 - 10/1/21	47,984	46,957
5.50%, 5/1/16 - 12/1/34	36,820	36,642
5.82%, 2/1/09	77	77
6.00%, 7/1/13 - 2/1/29	18,397	18,596
6.50%, 9/1/12 - 4/1/14	1,086	1,102
7.00%, 10/1/23	24	25
Federal National Mortgage Assn., ARM
3.811%, 10/1/33	2,915	2,911
3.893%, 1/1/35	92	92
3.958%, 2/1/33	28	29
4.381%, 12/1/32	300	300
4.42%, 7/1/34	42	41
4.549%, 10/1/32	88	89
4.584%, 7/1/35	3,314	3,259
4.803%, 9/1/35	8,550	8,354
4.972%, 1/1/34	151	149
5.121%, 9/1/32	374	379
5.321%, 12/1/35	253	251
5.342%, 12/1/35	301	303
5.513%, 12/1/35	440	438
5.543%, 7/1/27 - 7/1/36	2,707	2,720
5.662%, 12/1/35	138	138
5.984%, 9/1/36	840	841
6.037%, 12/1/36	1,192	1,204
7.037%, 7/1/33	10	10
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	1,209	1,196
4.00%, 5/25/16	545	538
4.50%, 6/25/13	344	342
5.00%, 5/25/16 - 10/25/27	6,331	6,291
5.50%, 6/25/10 - 5/25/27	6,696	6,711
5.875%, 9/25/28	10	10
9.00%, 1/25/08	6	6
Federal National Mortgage Assn., CMO, VR, 5.61%, 1/25/32	13	13
Freddie Mac Stated Final, CMO
2.37%, 12/15/09	437	435
3.32%, 12/15/11	1,461	1,433
4.00%, 12/15/22	22	22
5.50%, 7/15/28	10,970	11,030
		274,712
U.S. Government Obligations 0.4%
Government National Mortgage Assn.
4.50%, 4/15/18 - 6/15/18	2,139	2,070
6.00%, 7/15/16 - 12/15/32	776	784
6.50%, 5/15/09	116	117
7.00%, 9/15/12 - 12/15/13	165	167
8.50%, 8/15/16 - 1/20/28	597	633
9.00%, 4/15/09 - 8/15/25	380	404
9.50%, 8/15/21 - 12/15/21	163	175
10.50%, 4/15/13	26	27
13.50%, 7/15/11	2	2
Government National Mortgage Assn., CMO, 4.287%, 1/16/30	45	45
		4,424

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $278,775)		279,136
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 12.7%
U.S. Government Agency Obligations 7.9% (3)
Federal Agriculture Mortgage, 4.25%, 7/29/08	37	37
Federal Home Loan Bank, 3.875%, 1/15/10 (1)	2,640	2,592
Federal Home Loan Bank, 5.125%, 8/8/08 (1)	5,000	5,017
Federal Home Loan Mortgage, Zero coupon, 9/25/07	50,000	49,830
Federal Home Loan Mortgage, 3.55%, 11/15/07 (1)	1,600	1,593
Federal Home Loan Mortgage, 4.00%, 12/15/09 (1)	3,075	3,031
Federal Home Loan Mortgage, 4.25%, 7/15/09	2,640	2,621
Federal Home Loan Mortgage, 4.625%, 2/21/08	690	687
Federal Home Loan Mortgage, 5.00%, 9/16/08 (1)	5,000	5,014
Federal Home Loan Mortgage, 5.125%, 4/18/08	100	100
Federal National Mortgage Assn., 3.25%, 8/15/08	2,180	2,151
Federal National Mortgage Assn., 3.53%, 10/19/07	190	189
Federal National Mortgage Assn., 5.00%, 9/15/08 (1)(4)	5,000	5,014
Federal National Mortgage Assn., 5.25%, 12/3/07 (1)	4,800	4,795
Federal National Mortgage Assn., 5.25%, 1/15/09 (1)	85	86
Federal National Mortgage Assn., 6.375%, 6/15/09 (1)	2,640	2,716
Federal National Mortgage Assn., VR, 3.831%, 2/17/09	1,860	1,797
		87,270
U.S. Treasury Obligations 4.8%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13 (1)	2,036	1,987
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08 (1)	1,999	1,993
U.S. Treasury Notes, 2.625%, 3/15/09 (1)(4)	2,400	2,344
U.S. Treasury Notes, 3.125%, 10/15/08 (1)	3,500	3,456
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	2,400	2,376
U.S. Treasury Notes, 3.875%, 5/15/09 (1)(4)	20,000	19,887
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	105	104
U.S. Treasury Notes, 4.00%, 3/15/10 (1)	500	498
U.S. Treasury Notes, 4.125%, 8/15/08	75	75
U.S. Treasury Notes, 4.25%, 10/31/07 (1)	3,475	3,477
U.S. Treasury Notes, 4.25%, 11/30/07 (1)	90	90
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	630	628
U.S. Treasury Notes, 4.375%, 1/31/08 (1)	90	90
U.S. Treasury Notes, 4.50%, 2/15/09 (1)	16,430	16,489
U.S. Treasury Notes, 4.625%, 3/31/08 (1)	55	55
		53,549

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $140,495)		140,819

FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 2.0%
Foreign Government & Municipalities
(Excluding Canadian) 2.0%
United Mexican States, 8.00%, 12/24/08 (MXN)	74,845	6,821
United Mexican States, 8.00%, 12/19/13 (MXN)	73,345	6,730
United Mexican States, 9.00%, 12/24/09 (MXN)	91,700	8,560
Total Foreign Government Obligations & Municipalities (Cost $22,301)		22,111
SHORT-TERM INVESTMENTS 15.8%
Money Market Funds 15.8%
T. Rowe Price Reserve Investment Fund, 5.51% (5)(6)	175,507	175,507
Total Short-Term Investments (Cost $175,507)		175,507
SECURITIES LENDING COLLATERAL 6.3%
Money Market Trust 6.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.314% (5)	69,865	69,865
Total Securities Lending Collateral (Cost $69,865)		69,865
Total Investments in Securities
105.7% of Net Assets (Cost $1,172,155)		$1,171,626

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at August 31, 2007 -- total value of such securities at period-end amounts to $71,721. See Note 2.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$36,155 and represents 3.3% of net assets.
(3)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2007.
(5)	Seven-day yield
(6)	Affiliated company - see Note 4.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
MXN	Mexican Peso
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%

Goldman Sachs, Protection Bought (Relevant Credit: Alcoa
6.50%, 6/1/11), Pay 0.23%, Receive upon credit
default, 6/20/10	(1,500)	(1)

Goldman Sachs, Protection Bought (Relevant Credit: Altria
Group, 7.0%, 11/4/13), Pay 0.56%, Receive upon credit
default, 12/20/14	(4,200)	4

Goldman Sachs, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.13%, Pay upon credit
default, 12/20/14	4,200	(10)

Total Swaps (Premium Paid/Received $—)		(7)

Open Forward Currency Exchange Contracts at August 31, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
UBS Securities	11/30/07	USD	11,332	MXN	126,400	$(70)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(70)

Open Futures Contracts at August 31, 2007 were as follows:
(Amounts in 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 43 U.S. Treasury two year contracts
$35 par of 3.875% U.S. Treasury Notes
pledged as initial margin	12/07	$(8,845)	$12
Short, 184 U.S. Treasury two year contracts
$150 par of 2.625% U.S. Treasury Notes
pledged as initial margin	12/07	(37,907)	51
Short, 153 U.S. Treasury two year contracts
$125 par of 5.00% Federal National
Mortgage Assn. pledged as initial margin	12/07	(31,589)	42
Net payments (receipts) of variation
margin to date			26
Variation margin receivable (payable)
on open futures contracts			$131

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Income Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, open-end management investment company. The fund is available for investment only by mutual funds and college savings plans managed by T. Rowe Price Associates, Inc. (Price Associates) and/or its affiliates, and is not available for direct purchase by members of the public. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2007, the value of loaned securities was $71,721,000; aggregate collateral consisted of $69,865,000 in the money market pooled trust and U.S. government securities valued at $4,892,000.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $1,172,155,000. Net unrealized loss aggregated $501,000 at period-end, of which $12,637,000 related to appreciated investments and $13,138,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended August 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $3,056,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at August 31, 2007, and May 31 ,2007, was $175,507,000 and $234,023,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007